Capital Structure, Financial Risk and Related Items	12 Months Ended
Dec. 31, 2024
Capital Structure, Financial Risk and Related Items
Capital Structure, Financial Risk and Related Items

Section 4 – Capital Structure, Financial Risk and Related Items

This section includes disclosures related to how Genmab manages its capital structure, cash position and related risks and items. Genmab is primarily financed through partnership collaborations.

4.1 – Capital Management

Genmab’s goal is to maintain a strong capital base so as to maintain investor, creditor and market confidence, and to have adequate liquidity to support the continuous advancement of Genmab’s product pipeline and business in general. To achieve this goal Genmab invests in different liquidity tiers. To meet operational goals, Genmab invests in cash and cash equivalents (marketable securities). To ensure sufficient reserves, Genmab invests in short-term securities with an average duration of about six months, which serves as back-up liquidity for the operating tier. For strategic purposes, Genmab has short term investments to support the Company’s growth over the longer term. Most of Genmab’s cash and marketable securities are in USD due to having a larger USD expenditure base than DKK, which provides better matching of investment balances with actual expenditures. Genmab is primarily financed through revenues under various collaboration agreements and had, as of December 31, 2024, cash, and cash equivalents of DKK 9,858 million and marketable securities of DKK 11,243 million compared to DKK 14,867 million and DKK 13,268 million, respectively, as of December 31, 2023. Genmab’s cash and cash equivalents and marketable securities support the advancement of our product pipeline and operations.

The adequacy of our available funds will depend on many factors, including the level of DARZALEX and other royalty streams, progress in our research and development programs, the magnitude of those programs, our commitments to existing and new clinical collaborators, our ability to establish commercial and licensing arrangements, our capital expenditures, market developments, and any future acquisitions. Accordingly, Genmab may require additional funds and may attempt to raise additional funds through equity or debt financings, collaborative agreements with partners, or from other sources.

During the fourth quarter of 2024, Genmab entered into an unsecured three-year revolving credit facility (“Credit Facility”) of up to USD 300 million with a syndicate of lenders. Genmab intends to use the Credit Facility to finance working capital needs, and for general corporate purposes, of Genmab A/S and its subsidiaries. The Credit Facility includes options to increase the size of the facility up to USD 500 million as well as the ability to extend for an additional two years. The Credit Facility contains certain customary financial covenants. As of December 31, 2024, there were no outstanding amounts due on, nor any usage of, the Credit Facility and Genmab was in compliance with all financial covenants.

The Board monitors the share and capital structure to ensure that Genmab’s capital resources support its strategic goals.

Neither Genmab A/S nor any of its subsidiaries are subject to externally imposed capital requirements.

4.2 – Financial Risk

The financial risks of Genmab are managed centrally.

The overall risk management guidelines have been approved by the Board of Directors and include the Group’s investment policy related to our marketable securities. The Group’s risk management guidelines are established to identify and analyze the risks faced by the Genmab Group, to set the appropriate risk limits and controls and to monitor the risks and adherence to limits. It is Genmab’s policy not to actively speculate in financial risks. The Group’s financial risk management is directed solely towards monitoring and reducing financial risks which are directly related to Genmab’s operations.

The primary objective of Genmab’s investment activities is to preserve capital and ensure liquidity with a secondary objective of maximizing the return derived from security investments without significantly increasing risk. Therefore, our investment policy includes among other items, guidelines and ranges for which investments (which are primarily shorter-term in nature) are considered to be eligible investments for Genmab and which investment parameters are to be applied, including maturity limitations and credit ratings. In addition, the policy includes specific diversification criteria and investment limits to minimize the risk of loss resulting from over-concentration of assets in a specific class, issuer, currency, country, or economic sector.

Genmab’s marketable securities are administered by external investment managers. The investment guidelines and managers are reviewed regularly to reflect changes in market conditions, Genmab’s activities and financial position. Genmab’s investment policy allows investments in debt rated BBB- or greater by S&P or Fitch and in debt rated Baa3 or greater by Moody’s. The policy also includes additional allowable investment types such as corporate debt, commercial paper, certificates of deposit, and certain types of AAA rated asset-backed securities.

In addition to the capital management and financing risk mentioned in Note 4.1, Genmab has identified the following key financial risk areas, which are mainly related to our marketable securities portfolio:

• credit risk;
• foreign currency risk; and
• interest rate risk

All of Genmab’s marketable securities are traded in established markets. Given the current market conditions, all future cash inflows, including re-investments of proceeds from the disposal of marketable securities, are invested in highly liquid, investment grade securities. Refer to Note 4.4 for additional information regarding marketable securities.

CREDIT RISK

Genmab is exposed to credit risk and losses on marketable securities, bank deposits and receivables. The maximum credit exposure related to Genmab’s cash and cash equivalents and marketable securities was DKK 21,101 million as of December 31, 2024, compared to DKK 28,135 million as of December 31, 2023. The maximum credit exposure to Genmab’s receivables was DKK 6,642 million as of December 31, 2024 compared to DKK 5,009 million as of December 31, 2023.

Marketable Securities

To manage and reduce credit risks on our securities, Genmab’s policy is to ensure only securities from investment grade issuers are eligible for our portfolios. No issuer of marketable securities can be accepted if the issuer, at the time of purchase, does not have the credit quality equal to or better than the rating shown in the table below from at least one of the rating agencies. If an issuer is rated by more than one of the rating agencies listed below, the credit assessment is made against the lowest rating available for the issuer.

Category	S&P	Moody’s	Fitch
Short-term	A-2	P-2	F-2
Long-term	BBB-	Baa3	BBB-

Genmab’s current portfolio is spread over a number of different securities with a focus on liquidity and security. As of December 31, 2024, 71% of Genmab’s marketable securities were long-term A rated or higher, or short-term A-1 / P-1 rated by S&P, Moody’s or Fitch compared to 72% as of December 31, 2023. The total value of marketable securities amounted to DKK 11,243 million at the end of 2024 compared to DKK 13,268 million at the end of 2023.

Cash and Cash Equivalents

To reduce the credit risk on our bank deposits, Genmab’s policy is only to invest its cash deposits with highly rated financial institutions. Currently, these financial institutions have a short-term Fitch and S&P rating of at least F-1 and A-1, respectively. In addition, Genmab maintains bank deposits at a level necessary to support the short-term funding requirements of Genmab. The total value of bank deposits including AAA rated money market funds and short-term marketable securities classified as cash equivalents amounted to DKK 9,858 million as of December 31, 2024 compared to DKK 14,867 million at the end of 2023. The decrease was primarily the result of cash used to acquire ProfoundBio in the second half of 2024.

Receivables

The credit risk related to our receivables is not significant based on the high-quality nature of Genmab’s collaboration partners. As disclosed in Note 2.2, J&J, Novartis, Roche, AbbVie and BioNTech are Genmab’s primary partners in which receivables are established for royalties, milestone revenue and reimbursement revenue. These are long-standing relationships and Genmab does not have a history of writing off receivables from collaboration partners.

FOREIGN CURRENCY RISK

Genmab’s presentation currency is the DKK; however, Genmab’s revenues and expenses are in a number of different currencies. Consequently, there is a substantial risk of exchange rate fluctuations having an impact on Genmab’s cash flows, profit (loss) and/or financial position in DKK.

The majority of Genmab’s revenue is generated in USD. Exchange rate changes to the USD will result in changes to the translated value of future net profit before tax and cash flows. Genmab’s revenue in USD was 79% of total revenue in 2024 as compared to 86% in 2023 and 89% in 2022.

Under our license agreement with J&J for DARZALEX, for purposes of calculating royalties due to Genmab, DARZALEX net sales for non-U.S. dollar denominated currencies are translated to U.S. dollars at a specified annual Currency Hedge Rate. Movements in foreign exchanges against the annual Currency Hedge Rate will result in changes to royalties due to Genmab impacting net profit before tax and cash flows.

There is also exposure that exchange rate fluctuations may impact equity as part of the currency translation adjustments required to convert the investments in foreign subsidiaries from their respective functional currencies to the presentation currency during consolidation, however any such fluctuations would be immaterial. The foreign subsidiaries are not significantly affected by currency risks as both revenues and expenses are primarily settled in the foreign subsidiaries’ functional currencies.

Foreign currency risk is primarily concentrated at the Genmab A/S level as transactions with subsidiaries are primarily in the functional currency of the subsidiary. To manage and reduce this foreign currency risk, Genmab maintains a large portion of its investment portfolio in marketable securities in USD (approximately 76%) as well as a portion of our investment portfolio in DKK, EUR, and GBP denominated securities as a natural partial hedge of Genmab A/S’ liability exposures in these currencies.

Assets and Liabilities in Foreign Currency

Genmab’s marketable securities denominated in USD, DKK, EUR, and GBP as a percentage of total marketable securities were as follows:

Percent	2024	2023

USD	76%	81%
DKK	15%	12%
EUR	8%	6%
GBP	1%	1%
Total at December 31	100%	100%

Genmab’s USD currency exposure is mainly related to cash and cash equivalents, marketable securities, and receivables related to our collaborations with J&J, AbbVie, and Roche. Significant changes in the exchange rate of USD to DKK could cause net profit before tax to change materially as gains and losses are recognized in the Consolidated Statements of Comprehensive Income. Based on the amount of assets and liabilities denominated in USD as of December 31, 2024 and 2023, a 10% increase/decrease in the USD to DKK exchange rate is estimated to impact Genmab’s net profit before tax by approximately DKK 1.9 billion and DKK 2.7 billion, respectively. The analysis assumes that all other variables, in particular interest rates, remain constant. The movements in the income statement and equity arise from monetary items (cash and cash equivalents, marketable securities, receivables, and liabilities) where the functional currency of the entity differs from the currency that the monetary items are denominated in.

Genmab’s EUR exposure is mainly related to our marketable securities, receivables under our collaboration with BioNTech, and other costs denominated in EUR. Since the introduction of the EUR in 1999, Denmark has committed to maintaining a central rate of 7.46 DKK to the EUR. This rate may fluctuate within a +/- 2.25% band. Should Denmark’s policy toward the EUR change, the DKK values of our EUR denominated assets and costs could be materially different compared to what is calculated and reported under the existing Danish policy toward the DKK/EUR. As of December 31, 2024 and 2023, Genmab’s EUR exposure is not material.

Genmab’s GBP currency exposure is mainly related to contracts and marketable securities denominated in GBP. As of December 31, 2024 and 2023, Genmab’s GBP exposure is not material.

INTEREST RATE RISK

Genmab’s exposure to interest rate risk is primarily related to marketable securities, as Genmab currently does not have significant interest-bearing debts.

Marketable Securities

The securities in which the Group has invested bear interest rate risk, as a change in market-derived interest rates may cause fluctuations in the fair value of the investments. In accordance with the objective of the investment activities, the portfolio of securities is monitored on a total return basis.

To control and minimize the interest rate risk, Genmab maintains an investment portfolio in a variety of securities with a relatively short effective duration with both fixed and variable interest rates.

A sensitivity analysis was performed on Genmab’s marketable securities, and based on exposures in 2023 and 2024, a hypothetical +/- 1% interest rate change would not have resulted in a material change in the fair values of these financial instruments. Due to the short-term nature of the current investments and to the extent that Genmab is able to hold the investments to maturity, the current exposure to changes in fair value due to interest rate changes is considered to be insignificant compared to the fair value of the portfolio.

(DKK million)	2024	2023

Year of Maturity
2024	-	6,742
2025	5,000	3,717
2026	3,209	2,175
2027	2,314	232
2028	329	143
2029+	391	259
Total at December 31	11,243	13,268

4.3 —Financial Assets and Liabilities

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

		December 31,
(DKK million)	Note	2024	2023
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	11,243	13,268
Other investments	3.4	228	134
Financial assets measured at amortized cost
Receivables excluding prepayments	3.6	6,386	4,768
Cash and cash equivalents		9,858	14,867
Financial liabilities measured at amortized cost
Lease liabilities	3.3	(1,029)	(770)
Other payables excluding provisions	3.8	(3,482)	(2,316)

FAIR VALUE MEASUREMENT

		December 31,
		2024				2023
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	11,243	-	-	11,243	13,268	-	-	13,268
Other investments	3.4	38	14	176	228	47	-	87	134

Marketable Securities

Substantially all fair market values are determined by reference to external sources using unadjusted quoted prices in established markets for our marketable securities (Level 1).

Other Investments

Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based at the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are not entirely based on observable market data.

There were no transfers into or out of Level 3 during 2024 or 2023. Acquisitions (capital calls), fair value changes and foreign currency changes on Level 3 investments in 2024 and 2023 were as follows:

(DKK million)	Other Investments
Fair value at December 31, 2022	66
Acquisitions	30
Fair value changes	(9)
Fair value at December 31, 2023	87
Acquisitions	42
Fair value changes	43
Foreign currency changes	4
Fair value at December 31, 2024	176

ACCOUNTING POLICIES

CLASSIFICATION OF CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

Genmab classifies its financial assets held into the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income.

Genmab reclassifies debt investments only when its business model for managing those assets changes.

Further details about the accounting policy for each of the categories are outlined in the respective notes.

FAIR VALUE MEASUREMENT

Genmab measures financial instruments, such as marketable securities, at fair value at each balance sheet date. Management assessed that the fair value of financial assets and liabilities measured at amortized cost such as bank deposits, receivables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by Genmab.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Genmab uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

For financial instruments that are measured in the balance sheet at fair value, IFRS 13 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

• Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities
• Level 2 - Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
• Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, Genmab determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. Any transfers between the different levels are carried out at the end of the reporting period.

4.4 – Marketable Securities

	Market value	Share	Market value	Share
(DKK million)	2024	%	2023	%

USD portfolio
Corporate bonds	5,082	45%	6,039	46%
US government bonds and treasury bills	2,533	22%	3,247	24%
Commercial paper	191	2%	451	3%
Other	816	7%	1,003	8%
Total USD portfolio	8,622	76%	10,740	81%

DKK portfolio
Kingdom of Denmark bonds and treasury bills	429	4%	419	3%
Danish mortgage-backed securities	1,217	11%	1,170	9%
Total DKK portfolio	1,646	15%	1,589	12%

EUR portfolio
European government bonds and treasury bills	886	8%	858	6%

GBP portfolio
UK government bonds and treasury bills	89	1%	81	1%

Total portfolio at December 31	11,243	100%	13,268	100%

Marketable securities at December 31	11,243		13,268

Refer to Note 4.2 for additional information regarding the risks related to our marketable securities.

ACCOUNTING POLICIES

Marketable securities are debt instruments that consist of investments in securities with a maturity of 90 days or greater at the time of acquisition. Measurement of marketable securities depends on the business model for managing the asset and the cash flow characteristics of the asset. Genmab assesses its debt instruments to determine classification based on the following measurement categories:

●	Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other financial income or expenses, together with foreign exchange gains and losses. Impairment losses, when material, are presented as a separate line item in the Consolidated Statements of Comprehensive Income.
●	Fair value through other comprehensive income (FVOCI): Assets that are held to achieve an objective by both collecting contractual cash flows as well as selling financial assets and where those cash flows represent solely payments of principal and interest, are measured at FVOCI. Changes in fair value on a debt investment that is subsequently measured at FVOCI are recognized in other comprehensive income. Impairment gains and losses, interest income and foreign exchange gains and losses are recognized in the Consolidated Statements of Comprehensive Income and presented within financial income or expenses in the period in which they arise.
●	Fair value through profit and loss (FVPL): Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in the Consolidated Statements of Comprehensive Income and presented net within financial income or expenses in the period in which it arises.

Genmab’s portfolio is managed and evaluated on a fair value basis in accordance with its stated investment guidelines and the information provided internally to management. This business model does not meet the criteria for amortized cost or FVOCI and as a result marketable securities are measured at FVPL. This classification is consistent with the prior year’s classification.

Genmab invests its cash in deposits with major financial institutions, in AAA rated money market funds, Danish mortgage bonds, investment grade rated corporate debt, commercial paper, certificates of deposit, certain types of AAA rated asset backed securities, U.S. Agency bonds, and notes issued by the Danish, European and U.S. governments. The securities can be purchased and sold using established markets.

Transactions are recognized at the trade date.

4.5 – Financial Income and Expenses

(DKK million)	2024	2023	2022

Financial income:
Interest and other financial income	995	982	324
Gain on marketable securities	364	495	92
Gain on other investments	146	72	58
Foreign exchange rate gain	2,933	391	2,715

Total financial income	4,438	1,940	3,189

Financial expenses:
Interest and other financial expenses	(120)	(70)	(39)
Loss on marketable securities	(147)	(176)	(453)
Loss on other investments	(116)	(98)	(355)
Foreign exchange rate loss	(1,594)	(1,280)	(1,664)

Total financial expenses	(1,977)	(1,624)	(2,511)

Net financial items	2,461	316	678

Interest Income

Interest income was DKK 995 million in 2024 compared to DKK 982 million in 2023 and DKK 324 million in 2022. The increase of DKK 13 million, or 1% from 2023 to 2024, was primarily driven by the higher cash and cash equivalents and marketable securities in the first half of 2024 compared to 2023, almost entirely offset by lower cash and cash equivalents and marketable securities in the second half of 2024 compared to 2023 as a result of liquidating marketable securities and using cash to purchase ProfoundBio. The increase of 658 million, or 203% from 2022 to 2023 was primarily driven by higher effective interest rates in the U.S., Europe, and Denmark.

FOREIGN EXCHANGE RATE GAINS AND LOSSES

Foreign exchange rate gains, net of DKK 1,339 million in 2024 compared to foreign exchange rate loss, net of DKK 889 million in 2023 was primarily driven by foreign exchange movements impacting Genmab’s USD denominated marketable securities and cash and cash equivalents. Foreign exchange rate loss, net of DKK 889 million in 2023 compared to foreign exchange rate gain, net of DKK 1,051 million in 2022 was primarily driven by foreign exchange movements impacting Genmab’s USD denominated marketable securities and cash and cash equivalents; in particular, the USD/DKK foreign exchange rates were as follows for each period:

	December 31,	December 31,	December 31,
	2024	2023	2022
USD/DKK Foreign Exchange Rates	7.1429	6.7447	6.9722
% Increase/(Decrease)	6%	(3)%	6%

Refer to Note 4.2 for additional information on foreign currency risk.

marketable securities gains and losses

Gain on marketable securities, net was DKK 217 million in 2024 compared to gain on marketable securities, net of DKK 319 million in 2023 and loss on marketable securities, net of DKK 361 million in 2022. The decrease in gain of DKK 102 million, or 32% from 2023 to 2024 was primarily driven by the decrease in marketable securities in the first half of 2024 to fund the acquisition of ProfoundBio and share repurchase as well as changing interest rate outlooks for the U.S., primarily in the fourth quarter of 2024. The increase in gain of DKK 680 million, or 188% from 2022 to 2023, was primarily driven by interest rate outlooks for the U.S. and Europe.

OTHER INVESTMENTS

Gains on other investments, net were DKK 30 million in 2024, losses on other investments, net were DKK 26 million in 2023 and DKK 297 million in 2022. The net gains and losses in 2024 and 2023 were primarily driven by changes in fair value of Genmab’s investments in certain strategic investment funds. The losses in 2022 were primarily driven by the change in fair value of Genmab’s investment in common shares of CureVac.

ACCOUNTING POLICIES

Financial income and expenses include interest as well as foreign exchange rate adjustments and gains and losses on marketable securities (designated as FVPL) and realized gains and losses and write-downs of other securities and equity interests.

Interest income is shown separately from gains and losses on marketable securities and other securities and equity interests.

4.6 – Share-Based Instruments

Restricted Stock Unit Program

Genmab A/S has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of Directors. RSUs granted to Executive Management are performance-based (PSUs).

RSUs are granted by the Board of Directors. RSU grants to members of the Board of Directors and members of the registered Executive Management are subject to the Remuneration Policy adopted at the Annual General Meeting.

See the table below for a summary of key terms of Genmab’s RSU programs:

RSUs Granted in Periods
Key Terms	December 2019 - February 2021	From February 2021
Grants	RSUs are granted at no cost to employees. Number of shares granted is determined based on closing share price on the grant date.
Vesting (Settlement)

Cliff vesting – RSUs become fully vested on the first banking day of the month following a period of three years from the grant date. The three year cliff vesting also applies to PSUs, while also subject to the degree of fulfilment of the applicable performance criteria.

After RSUs vest, the holder receives one share in Genmab A/S for each RSU granted. In jurisdictions in which Genmab as an employer is required to withhold tax and settle with the tax authority on behalf of the employee, Genmab withholds the number of RSUs that are equal to the monetary value of the employee’s tax obligation from the total number of RSUs that otherwise would have been issued to the employee upon vesting (“net settlement”). Genmab A/S may at its sole discretion in extraordinary circumstances choose to make a cash settlement instead of delivering shares.

Leaver

Leavers – Forfeit all unvested RSUs except when due to retirement, death, serious sickness, or serious injury, in which case granted but not yet vested RSUs shall remain outstanding and will be settled in accordance with their terms.

Notwithstanding the above, the December 2020 RSU grant to members of the Board was made subject to pro-rata vesting upon termination of board services.

Employees and Executive Management – RSUs remain outstanding and vest accordingly when the employment relationship is terminated by Genmab without cause.

Good-Leavers[1]- May maintain a pro-rata portion of unvested RSUs. Bad-Leavers[2] – Forfeit all unvested RSUs. Death – Forfeit all unvested RSUs. Voluntary leavers forfeit unvested RSUs.

1 – “Good-Leaver” – Dismissal without cause or termination of employment due to Genmab’s material breach of the RSU or Warrant holder’s employment terms, or if the participant is a member of the Board, if the membership of the Board ceases for any other reason than as a result of the participant’s death.

2 - “Bad-leaver” - Dismissed for cause or during the employment probationary period.

The RSU program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the vesting date and provisions to accelerate vesting of RSUs in the event of change of control as defined in the RSU program.

RSU Activity in 2024, 2023 and 2022

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK	Total Fair Value of RSUs Granted - DKK million
Outstanding at January 1, 2022	10,965	89,043	293,031	12,952	405,991
Granted*	4,295	40,453	221,000	6,383	272,131	2,250.18	612
Settled	(3,420)	(17,165)	(67,945)	(12,847)	(101,377)
Transferred	(2,368)	-	(13,749)	16,117	-
Forfeited	(653)	-	(9,195)	(18,759)	(28,607)

Outstanding at December 31, 2022	8,819	112,331	423,142	3,846	548,138

Outstanding at January 1, 2023	8,819	112,331	423,142	3,846	548,138
Granted*	3,361	75,854	208,353	11,643	299,211	2,619.35	784
Settled	(1,880)	(35,773)	(54,871)	(9,805)	(102,329)
Transferred	-	12,918	(55,103)	42,185	-
Forfeited	-	(4,357)	(35)	(37,984)	(42,376)

Outstanding at December 31, 2023	10,300	160,973	521,486	9,885	702,644

Outstanding at January 1, 2024	10,300	160,973	521,486	9,885	702,644
Granted*	7,097	121,063	344,068	14,484	486,712	1,977.87	963
Settled	(3,367)	(35,320)	(112,663)	(12,465)	(163,815)
Transferred	-	(19,924)	(37,348)	57,272	-
Forfeited	-	(11,667)	(71)	(38,178)	(49,916)

Outstanding at December 31, 2024	14,030	215,125	715,472	30,998	975,625

*RSUs held by the Board of Directors include RSUs granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Refer to Note 5.1 for additional information regarding compensation of the Executive Management and the Board of Directors.

Warrant Program

Genmab A/S has established a warrant program (equity-settled share-based payment transactions) as an incentive for all the Genmab Group’s employees.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by Genmab A/S’ shareholders.

Following Genmab’s Annual General Meeting on March 29, 2023, members of the registered Executive Management and members of the Board may only be granted RSUs.

See the table below for a summary of key terms of Genmab’s warrant programs:

Warrants Granted in Periods
Key Terms	April 2012 - March 2017	March 2017 - February 2021	From February 2021
Grants	Warrants are granted at no cost to employees. Granted at an exercise price equal to the closing share price on the grant date.
Vesting (Exercisable)	Annually over 4-year period (25% per year)	Cliff vesting over 3-year period (100% after 3 years)
Leaver

Leavers - Forfeit all unvested warrants; however, will be able to exercise pro-rata portion of warrants on a regular schedule in instances where the employment relationship is terminated by Genmab without cause.

Good-Leavers - Maintain a pro-rata portion of unvested warrants. Bad-Leavers - Forfeit all unvested warrants. Death - Forfeit all unvested warrants. Voluntary leavers forfeit all unvested warrants.
Lapse	7th anniversary of grant date

The warrant program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the warrants being exercised and provisions to accelerate vesting of warrants in the event of change of control or certain other extraordinary transactions as defined in the warrant program.

Warrant Activity in 2024, 2023 and 2022

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital

Outstanding at January 1, 2022	10,658	159,634	739,000	59,159	968,451	1,501.49
Granted*	1,541	-	250,005	7,412	258,958	2,244.22
Exercised	(1,558)	(29,836)	(176,948)	(34,775)	(243,117)	1,154.95	2,815.33
Expired	-	-	-	-	-	-
Forfeited	-	-	(13,670)	(32,654)	(46,324)	2,029.00
Transfers	(8,721)	-	(25,373)	34,094	-	-

Outstanding at December 31, 2022	1,920	129,798	773,014	33,236	937,968	1,770.31		1%

Exercisable at year end	617	118,571	282,296	32,695	434,179	1,265.68
Exercisable warrants in the money at year end	617	118,571	282,296	32,695	434,179	1,265.68

Outstanding at January 1, 2023	1,920	129,798	773,014	33,236	937,968	1,770.31
Granted*	403	-	198,001	10,973	209,377	2,632.02
Exercised	-	(11,900)	(74,672)	(26,390)	(112,962)	1,341.40	2,657.76
Expired	-	-	(1,200)	(117)	(1,317)	1,225.18
Forfeited	-	-	(32)	(43,143)	(43,175)	2,274.50
Transfers	-	21,295	(103,396)	82,101	-	-

Outstanding at December 31, 2023	2,323	139,193	791,715	56,660	989,891	1,980.25		1%

Exercisable at year end	875	123,345	246,635	45,686	416,541	1,416.25
Exercisable warrants in the money at year end	617	123,345	192,945	43,632	360,539	1,272.37

Outstanding at January 1, 2024	2,323	139,193	791,715	56,660	989,891	1,980.25
Granted*	694	-	354,255	14,898	369,847	1,974.71
Exercised	-	(63,811)	(31,721)	(17,119)	(112,651)	1,143.29	1,877.19
Expired	-	-	(155)	(132)	(287)	1,032.00
Forfeited	-	-	(73)	(39,564)	(39,637)	2,300.10
Transfers	-	555	(53,903)	53,348	-	-
		.
Outstanding at December 31, 2024	3,017	75,937	1,060,118	68,091	1,207,163	2,046.38		2%

Exercisable at year end	1,226	63,405	321,099	60,686	446,416	1,759.86
Exercisable warrants in the money at year end	-	46,166	77,669	25,477	149,312	1,131.68

*Warrants held by the Board include warrants granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Refer to Note 5.1 for additional information regarding compensation of the Executive Management and the Board of Directors.

Weighted Average Outstanding Warrants at December 31, 2024

As of December 31, 2024, the range of exercise prices for outstanding warrants was DKK 962 to DKK 3,172 with a weighted average remaining contractual life of 4.24 years. As of December 31, 2023, the range of exercise prices for outstanding warrants was DKK 962 to DKK 3,172 with a weighted average remaining contractual life of 4.11 years.

ACCOUNTING POLICIES

SHARE-BASED COMPENSATION EXPENSES

Share-based compensation expense is recognized in the Consolidated Statements of Comprehensive Income based on the estimated fair value of the awards at grant date. Subsequently, the fair value is not remeasured. The expense recognized reflects an estimate of the number of awards expected to vest after taking into consideration an estimate of award forfeitures based on historical experience and is recognized on a straight-line basis over the requisite service period, which is the vesting period. Genmab reassesses its estimate of the number of shares expected to vest periodically.

Management expectations related to the achievement of performance goals associated with performance-based RSU grants are assessed periodically, and that assessment is used to determine whether such grants are expected to vest or if any revision to the current estimate is required. Genmab recognizes the impact of the revised estimate of the number of awards expected to vest, if any, as an adjustment to the income statement over the remaining vesting period. If performance-based milestones related to performance-based RSU grants are not met or not expected to be met, any share-based compensation expense recognized to date associated with grants that are not expected to vest will be reversed.

Share-based compensation expenses represent calculated values of warrants, RSUs and performance-based RSUs granted and do not represent actual cash expenditures. A corresponding amount is recognized in shareholders’ equity as the warrant, RSU and performance-based RSU programs are designated as equity-settled share-based payment transactions.

The fair value of each RSU and performance-based RSU granted during the year are calculated using the closing share price on the grant date. Below is a description on how the fair value of warrants is measured and the estimates involved.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES

SHARE-BASED COMPENSATION EXPENSES

The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model. This pricing model requires the input of subjective assumptions such as:

The expected stock price volatility, which is based upon the historical volatility of Genmab’s stock price;
The risk-free interest rate, which is determined as the interest rate on Danish government bonds (bullet issues) with an average maturity of five years;
The expected life of warrants, which is based on vesting terms, expected rate of exercise and life terms in the current warrant program.

These assumptions can vary over time and can change the fair value of future warrants granted.

Valuation Assumptions for Warrants Granted in 2024, 2023 and 2022

The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model with the following assumptions:

Weighted average	2024	2023	2022
Fair value per warrant on grant date	639.67	924.10	664.08
Share price	1,974.71	2,632.02	2,244.22
Exercise price	1,974.71	2,632.02	2,244.22
Expected dividend yield	0%	0%	0%
Expected stock price volatility	32.3%	35.3%	33.5%
Risk-free interest rate	2.26%	2.48%	0.15%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2024	2023	2022
Total fair value of warrants granted	DKK 237 million	DKK 193 million	DKK 172 million

4.7 – Share Capital

SHARE CAPITAL

The share capital comprises the nominal amount of Genmab A/S ordinary shares, each at a nominal value of DKK 1. All shares are fully paid.

As of December 31, 2024, the share capital of Genmab A/S comprised 66,187,186 shares of DKK 1 each with one vote. There are no restrictions related to the transferability of the shares. All shares are regarded as negotiable instruments and do not confer any special rights upon the holder, and no shareholder shall be under an obligation to allow his/her shares to be redeemed.

Genmab’s Board is authorized to increase the share capital by subscription of new shares, issue warrants to subscribe for shares and raise loans against bonds as well as other financial instruments of Genmab A/S as set out in articles 4A-5B of Genmab A/S’ articles of association. Further, Genmab’s share capital is in compliance with the capital requirements of the Danish Companies Act and the rules of Nasdaq Copenhagen.

See table below for warrants issued and reissued and warrants available for reissue under active authorizations as of December 31, 2024:

	March 13, 2024	April 13, 2021	March 29, 2019
	Authorization	Authorization	Authorization
Warrants issued	-	585,692	500,000
Warrants reissued	-	41,143	81,684
Warrants available for issue	750,000	164,308	-
Warrants available for reissue	-	4,550	-

SHARE PREMIUM

The share premium reserve is comprised of the amount received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s offerings, reduced by any external expenses directly attributable to the offerings. The share premium reserve can be distributed.

CHANGES IN SHARE CAPITAL DURING 2022 TO 2024

The share capital of DKK 66 million at December 31, 2024, is divided into 66,187,186 shares at a nominal value of DKK 1 each.

	Number of shares	Share capital	Share Price Ranges[1]
		(DKK million)

December 31, 2021	65,718,456	65.7

Exercise of warrants	243,117	0.3	DKK 466.20 to DKK 1,615.00

December 31, 2022	65,961,573	66.0

Exercise of warrants	112,962	0.1	DKK 815.50 to DKK 1,948.00

December 31, 2023	66,074,535	66.1

Exercise of warrants	112,651	0.1	DKK 962.00 to DKK 1,615.00

December 31, 2024	66,187,186	66.2

1 - New shares were subscribed at share prices in connection with the exercise of warrants under Genmab’s warrant program.

TREASURY SHARES

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2021	288,325	0.3	0.4	550

Purchase of treasury shares	370,000	0.4	0.6	908
Shares used for funding RSU program	(68,377)	(0.1)	(0.1)	(80)

Shareholding at December 31, 2022	589,948	0.6	0.9	1,378

Purchase of treasury shares	220,000	0.2	0.3	564
Shares used for funding RSU program	(65,778)	(0.1)	(0.1)	(126)

Shareholding at December 31, 2023	744,170	0.7	1.1	1,816

Purchase of treasury shares	2,011,853	2.0	3.0	3,879
Shares used for funding RSU program	(109,016)	(0.1)	(0.1)	(246)

Shareholding at December 31, 2024	2,647,007	2.6	4.0	5,449

SHARE REPURCHASES

As of December 31, 2024, Genmab’s 2021 and 2023 authorizations have shares available for repurchase, whereas Genmab’s 2019 authorization has expired. In addition, at Genmab’s Annual General

Meeting on March 13, 2024, a new authorization to acquire treasury shares up to a nominal amount of

DKK 3,500,000 was granted.

	2024 Authorization	2023 Authorization	2021 Authorization
Number of shares authorized for repurchase[1]	3,500,000	500,000	500,000
Actual shares repurchased under authorization	1,821,853	—	450,000
Shares available for repurchase as of December 31, 2024	1,678,147	500,000	50,000

[1] Nominal value of DKK 3,500,000 for 2024, and DKK 500,000 for 2023 and 2021 Authorizations

As announced on February 14, 2024, and March 15, 2024, Genmab initiated two share buy-back programs. The purpose of the share buy-back program announced on February 14, 2024, was to honor Genmab’s commitments under the RSU program. The share buy-back program announced on March 15, 2024, was in support of Genmab’s capital allocation strategy. During 2024, Genmab acquired 2,011,853 of its own shares, representing approximately 3.0% of share capital as of December 31, 2023. The total amount paid to acquire the shares, including directly attributable costs, was DKK 3,879 million and was recognized as a deduction to shareholders’ equity. During 2023, Genmab acquired 220,000 of its own shares, representing approximately 0.3% of share capital as of December 31, 2022. The total amount paid to acquire the shares, including directly attributable costs, was DKK 564 million and was recognized as a deduction to shareholders’ equity.

These shares are classified as treasury shares and are presented within retained earnings on the Consolidated Balance Sheets as of December 31, 2024.

As of December 31, 2024, 2,647,007 treasury shares were held by Genmab.